14. Financial assets and liabilities (Details 5) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Loans and Borrowings
Disclosure of financial liabilities [line items]
Non-current liabilities, beginning	$ 41,777,839	$ 10,898,713
Payments	0	0
Non-cash transactions	(20,783,892)	(11,783,404)
Disbursements	2,851,984	25,894,340
Other	6,998,936	16,768,190
Non-current liabilities, ending	30,844,867	41,777,839
Current liabilities, beginning	10,926,497	1,408,757
Payments	(6,299,174)	(1,326,566)
Non-cash transactions	(9,309,363)	(4,378,349)
Disbursements	1,216,655	6,617,578
Other	23,589,846	8,605,077
Current liabilities, ending	20,124,461	10,926,497
Borrowings from CAMMESA
Disclosure of financial liabilities [line items]
Non-current liabilities, beginning	0	2,103,297
Payments		0
Non-cash transactions		(736,032)
Disbursements		0
Other		(1,367,265)
Non-current liabilities, ending		0
Current liabilities, beginning	$ 0	3,796,747
Payments		0
Non-cash transactions		(7,023,304)
Disbursements		0
Other		3,226,557
Current liabilities, ending		$ 0